SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details)	12 Months Ended
Dec. 31, 2024 CAD ($)
Derivative Warrants Liabilities
Balance as of December 31, 2023	$ 958,146
Issuance of March 2024 warrants	7,360,662
Reclassification to equity on exercise of warrants	(12,667,047)
Changes in fair value and modification of warrants*	28,866,166
Balance as of December 31, 2024	$ 24,517,927